Working capital - Inventories expected to be utilized after more than one year (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	$ 50	$ 19
Maturing inventories	6,942	5,885
Non current inventories	$ 6,992	$ 5,904